RELATED PARTIES - Management compensation (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Short-term benefits
Salary or compensation	R$ 49,165	R$ 50,228	R$ 48,693
Direct and indirect benefits	2,286	1,099	880
Bonus	10,829	7,031	6,474
Total short term benefits	62,280	58,358	56,047
Long-term benefits
Share-based compensation plan	42,130	36,390	46,306
Total long term benefits	42,130	36,390	46,306
Total management compensation	R$ 104,410	R$ 94,748	R$ 102,353